CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Common share Balance CNY (¥) shares	Common share CNY (¥) shares	Common share USD ($) shares	Additional paid in capital Cumulative effect of change in accounting principle CNY (¥)	Additional paid in capital Balance CNY (¥)	Additional paid in capital CNY (¥)	Additional paid in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated Other Comprehensive Income [Member] Cumulative effect of change in accounting principle CNY (¥)	Accumulated Other Comprehensive Income [Member] Balance CNY (¥)	Accumulated Other Comprehensive Income [Member] CNY (¥)	Accumulated Other Comprehensive Income [Member] USD ($)	(Accumulated deficits)/retained earnings Cumulative effect of change in accounting principle CNY (¥)	(Accumulated deficits)/retained earnings Balance CNY (¥)	(Accumulated deficits)/retained earnings CNY (¥)	(Accumulated deficits)/retained earnings USD ($)	Cumulative effect of change in accounting principle CNY (¥)	Balance CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at beginning of the year at Dec. 31, 2019		¥ 148				¥ 41,493,949						¥ 1,448,230				¥ (18,295,461)				¥ 24,646,866
Balance at beginning (in shares) at Dec. 31, 2019 | shares		4,650,028,688	4,650,028,688
Changes in equity
Net Income(loss)																(7,179,742)				(7,179,742)
Foreign currency translation difference												(2,495,958)								(2,495,958)
Follow-on offering		¥ 5				26,805,433														26,805,438
Follow-on offering (in shares) | shares		132,020,000	132,020,000
Issuance of ordinary shares for private placements		¥ 5				11,063,334														11,063,339
Issuance of ordinary shares for private placements (in shares) | shares		150,810,912	150,810,912
Equity component of convertible bonds						3,405,360														3,405,360
Shares issued to depository bank (in shares) | shares		12,050,000	12,050,000
Exercise of share-based awards (in shares) | shares		4,950,492	4,950,492
Settlement of share-based compensation with shares held by depository bank (in shares) | shares		4,950,492	4,950,492
Conversion of the convertible bonds into ordinary shares		¥ 1				317,541														317,542
Conversion of the convertible bonds into ordinary shares (in shares) | shares		9,900,368	9,900,368
Share-based compensation						3,613,043														3,613,043
Balance at end of the year at Dec. 31, 2020		¥ 159				86,698,660						(1,047,728)				(25,475,203)				60,175,888
Balance at end (in shares) at Dec. 31, 2020 | shares		4,954,809,968	4,954,809,968
Changes in equity
Net Income(loss)																7,768,670				7,768,670
Foreign currency translation difference												(1,472,172)								(1,472,172)
Conversion of convertible preferred shares to ordinary shares		¥ 2
Shares issued to depository bank (in shares) | shares		40,000,000	40,000,000
Exercise of share-based awards						375														375
Exercise of share-based awards (in shares) | shares		24,395,952	24,395,952
Settlement of share-based compensation with shares held by depository bank (in shares) | shares		(24,395,952)	(24,395,952)
Conversion of the convertible bonds into ordinary shares						3,867,054														3,867,056
Conversion of the convertible bonds into ordinary shares (in shares) | shares		62,732,708	62,732,708
Share-based compensation						4,774,730														4,774,730
Balance at end of the year at Dec. 31, 2021	¥ 161	¥ 161		¥ (3,818,926)	¥ 91,521,893	95,340,819				¥ 136,096	¥ (2,383,804)	(2,519,900)		¥ 1,366,506	¥ (16,340,027)	(17,706,533)		¥ (2,316,324)	¥ 72,798,223	75,114,547
Balance at end (in shares) at Dec. 31, 2021 | shares	5,057,542,676	5,057,542,676	5,057,542,676
Changes in equity
Net Income(loss)																31,538,062				31,538,062	$ 4,572,589
Foreign currency translation difference												5,724,208								5,724,208
Net change in unrealized losses on available-for-sale debt securities												(18,166)								¥ (18,166)	$ (2,634)
Shares issued to depository bank (in shares) | shares		220,805,720	220,805,720																	273,455,720	273,455,720
Exercise of share-based awards		¥ 9				10,210														¥ 10,219
Exercise of share-based awards (in shares) | shares		241,135,744	241,135,744
Settlement of share-based compensation with shares held by depository bank (in shares) | shares		(241,135,744)	(241,135,744)
Share-based compensation						7,718,365														7,718,365
Appropriation to statutory reserves								¥ 5,000								(5,000)
Balance at end of the year at Dec. 31, 2022		¥ 170	$ 25			¥ 99,250,468	$ 14,389,965	¥ 5,000	$ 725			¥ 3,322,238	$ 481,679			¥ 15,193,035	$ 2,202,783			¥ 117,770,911	$ 17,075,177
Balance at end (in shares) at Dec. 31, 2022 | shares		5,278,348,396	5,278,348,396